Significant Accounting Policies - Summary of Projected Benefit Obligation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Defined Benefit Plan Disclosure [Line Items]
Projected benefit obligation at beginning of year	$ 3,351	$ 2,792	$ 1,882
Service cost	838	759	738
Interest expense (income)	(51)	29	30
Actuarial (gain)/loss	157	289	492
Benefits paid	(64)	(543)	(400)
Other	0	254	(273)
Foreign currency translation adjustment	(217)	(229)	323
Projected benefit obligation at end of year	$ 4,014	$ 3,351	$ 2,792
Defined Benefit Plan, Net Periodic Benefit Cost (Credit), Interest Cost, Statement of Income or Comprehensive Income [Extensible Enumeration]	Interest Expense